Investment in joint venture - Summary of inventories held by AGM of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 8,197	$ 2,804
Gold-in-process	1,814	1,726
Ore stockpiles	54,701	29,410
Materials and spare parts	22,152	18,679
Total Inventories	86,864	52,619
Less non-current inventories: Ore stockpiles	(5,189)	(2,651)
Total current inventories	$ 81,675	$ 49,968